GROUP STATEMENT OF COMPREHENSIVE INCOME - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
GROUP STATEMENT OF COMPREHENSIVE INCOME
Revenues	£ 47,363	£ 74,204	£ 18,957
Crypto asset fair value movement	(43,526)	1,191	2,070
Gross profit (loss)	(34,460)	53,646	3,921
Operating expenses	(27,534)	(8,887)	(1,991)
Gain on hedging	1,695
Share based payment charge	(4,928)	(1,938)	(331)
Operating loss	(65,227)	42,821	1,599
Direct costs	(38,183)	(22,186)	(17,106)
Loss on disposal of fixed assets	(18,779)
Realised gain/(loss) on sale of digital assets	(114)	437
Fair value revaluation of variable consideration	4,038	236
Fair value (loss)/gain of investments	(328)	183
Loss on sale of subsidiary and investment	(44,804)	(629)
Finance costs	(18,321)	(2,142)	(157)
Other income	3,012
Impairment of tangible fixed assets	(45,143)
Impairment of intangible assets	(4,168)
Equity accounted loss from associate	(4,872)	(1,198)
Loss before taxation	(194,592)	39,271	1,442
Tax Recovery	9,485	(8,506)
Loss after taxation	(185,107)	30,765	1,442
Other comprehensive income
Currency translation reserve	1,593	(410)	265
Equity accounted OCI from associate	(6,571)	6,571
Fair value reserve	(414)	414
Total other comprehensive loss	(5,392)	6,575	265
Total comprehensive loss attributable to the equity holders of the Company	£ (190,499)	£ 37,340	£ 1,707
Loss per share attributable to equity owners (cents)
Basic loss per share	£ (0.391)	£ 0.077	£ 0.005
Diluted loss per share	£ (0.391)	£ 0.074	£ 0.004